Cover Page	May 08, 2024
Cover [Abstract]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Document Period End Date	May 08, 2024
Entity Registrant Name	HYSTER-YALE MATERIALS HANDLING, INC.
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001173514
Trading Symbol	HY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54799
Entity Tax Identification Number	31-1637659
Entity Address, Address Line One	5875 Landerbrook Drive, Suite 300
Entity Address, Postal Zip Code	44124-4069
Entity Address, City or Town	Cleveland
City Area Code	(440)
Entity Address, State or Province	OH
Local Phone Number	449-9600